Short term investments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Short term investments	$ 697,973
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Short term investments
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Short term investments	697,973
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Short term investments